Consolidated Segment Data	3 Months Ended
Dec. 27, 2013
Segment Reporting [Abstract]
Consolidated Segment Data
Consolidated Segment Data
Segment information is consistent with how management reviews the businesses, makes investing and resource allocation decisions and assesses operating performance. Selected information by segment is presented in the following tables ($ in millions):

	For the Quarters Ended
	December 27, 2013	December 28, 2012
Net revenue(1):
NA Installation & Services	$957	$976
ROW Installation & Services	980	961
Global Products	565	534
	$2,502	$2,471
_______________________________________________________________________________

(1)	Net revenue by operating segment excludes intercompany transactions.

	For the Quarters Ended
	December 27, 2013	December 28, 2012
Operating income (loss):
NA Installation & Services	$117	$108
ROW Installation & Services	93	91
Global Products	86	74
Corporate and Other (1)	46	(61)
	$342	$212
_______________________________________________________________________________

(1)
Operating income for the quarter ended December 27, 2013 includes $92 million of income related to the settlement of a legacy legal matter with former management and $16 million of income related to the CIT settlement. See Note 11.